Derivative Financial Instruments - Derivative Instruments Recorded at Fair Values (Details) - Interest rate swap agreements - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jul. 02, 2023
Derivative Financial Instruments
Derivative assets	$ 0	$ 5,418	$ 7,615
Derivative liabilities	0	7,349	9,917
Derivatives Not Designated as Hedging Instruments
Derivative Financial Instruments
Derivative assets - prepaid expenses and other current assets	0	3,156	3,631
Derivative assets - other assets, net	0	2,262	3,984
Derivative liabilities - other accrued liabilities	0	4,047	4,535
Derivative liabilities - other long-term liabilities	$ 0	$ 3,302	$ 5,382